Remuneration of auditors	12 Months Ended
Jun. 30, 2024
Auditor's remuneration [abstract]
Remuneration of auditors	Remuneration of auditors
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022
a. PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	623,605	669,603	745,021
Other audit services(1)	33,180	180,339	67,238
Total remuneration of PricewaterhouseCoopers Australia	656,785	849,942	812,259

b. Network firms of PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	65,722	144,864	133,309
Total remuneration of Network firms of PricewaterhouseCoopers Australia	65,722	144,864	133,309
Total auditors' remuneration(2)	722,507	994,806	945,568
(1)Other audit services relates to services performed in connection with the filing of registration statements on the Form F-3.
(2)All services provided are considered audit fees for the purpose of SEC classification.